UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2012

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/12 (Unaudited)

COMMON STOCKS (93.4%)(a)
	Shares	Value

Aerospace and defense (3.7%)

Honeywell International, Inc.	124,500	$7,277,025

L-3 Communications Holdings, Inc.	358,440	25,176,826

Northrop Grumman Corp.(S)	1,354,790	90,621,903

Raytheon Co.(S)	222,100	12,553,092

		135,628,846
Auto components (1.6%)

Autoliv, Inc. (Sweden)	248,140	14,712,221

Johnson Controls, Inc.	223,200	6,073,272

TRW Automotive Holdings Corp.(NON)	895,980	39,163,286

		59,948,779
Automobiles (0.3%)

Ford Motor Co.	1,231,540	11,502,584

		11,502,584
Beverages (1.3%)

Coca-Cola Enterprises, Inc.	1,516,000	44,767,480

Dr. Pepper Snapple Group, Inc.(S)	65,600	2,939,536

		47,707,016
Building products (0.3%)

Owens Corning, Inc.(NON)	323,200	10,781,952

		10,781,952
Capital markets (2.3%)

Ameriprise Financial, Inc.	14,200	779,722

Invesco, Ltd.	195,400	4,627,072

State Street Corp.	1,925,880	80,116,608

		85,523,402
Chemicals (2.4%)

Ashland, Inc.	495,560	36,488,083

Celanese Corp. Ser. A	291,500	11,152,790

LyondellBasell Industries NV Class A (Netherlands)(S)	823,700	40,229,508

		87,870,381
Commercial banks (3.1%)

Popular, Inc. (Puerto Rico)(NON)	360,580	5,711,587

Wells Fargo & Co.	3,155,940	107,396,638

		113,108,225
Communications equipment (2.4%)

Cisco Systems, Inc.	4,618,450	88,120,026

		88,120,026
Computers and peripherals (0.7%)

SanDisk Corp.(NON)	650,090	26,796,710

		26,796,710
Consumer finance (2.1%)

Capital One Financial Corp.	1,065,300	60,221,409

Discover Financial Services	442,000	17,118,660

		77,340,069
Containers and packaging (0.2%)

Sealed Air Corp.(S)	549,800	7,845,646

		7,845,646
Diversified financial services (3.4%)

Bank of America Corp.	197,200	1,575,628

Citigroup, Inc.	861,100	25,583,281

JPMorgan Chase & Co.	2,613,300	97,057,962

		124,216,871
Diversified telecommunication services (0.7%)

Verizon Communications, Inc.(S)	571,970	24,560,392

		24,560,392
Electric utilities (1.3%)

Entergy Corp.	222,600	15,154,608

NV Energy, Inc.	1,769,430	31,035,802

PPL Corp.	75,100	2,202,683

		48,393,093
Food and staples retail (2.1%)

CVS Caremark Corp.	1,348,900	61,442,395

Kroger Co. (The)	361,300	8,049,764

Walgreen Co.(S)	202,200	7,230,672

		76,722,831
Food products (0.5%)

Bunge, Ltd.(S)	271,600	17,287,340

		17,287,340
Health-care equipment and supplies (5.2%)

Baxter International, Inc.	1,536,600	90,167,688

Covidien PLC (Ireland)	746,025	41,814,701

St. Jude Medical, Inc.	1,021,000	38,552,960

Stryker Corp.	289,500	15,418,770

Zimmer Holdings, Inc.(S)	110,500	6,826,690

		192,780,809
Health-care providers and services (2.2%)

Aetna, Inc.	199,810	7,674,702

CIGNA Corp.	1,401,300	64,137,501

UnitedHealth Group, Inc.	197,500	10,724,250

		82,536,453
Household durables (0.7%)

Jarden Corp.	438,460	21,190,772

Newell Rubbermaid, Inc.	236,400	4,238,652

		25,429,424
Household products (2.2%)

Energizer Holdings, Inc.(NON)	330,430	22,766,627

Kimberly-Clark Corp.	681,670	56,987,612

		79,754,239
Independent power producers and energy traders (1.3%)

AES Corp. (The)(NON)	4,374,970	49,830,908

		49,830,908
Industrial conglomerates (1.5%)

3M Co.	70,300	6,509,780

General Electric Co.	433,600	8,979,856

Tyco International, Ltd.	737,330	41,570,665

		57,060,301
Insurance (8.8%)

Aflac, Inc.	349,430	16,136,677

Aon PLC	493,800	25,657,848

Berkshire Hathaway, Inc. Class B(NON)	130,900	11,040,106

Everest Re Group, Ltd.	154,260	15,990,592

Hartford Financial Services Group, Inc. (The)(S)	219,000	3,926,670

MetLife, Inc.(S)	2,344,770	80,027,000

PartnerRe, Ltd.	509,550	37,400,970

Prudential Financial, Inc.	261,460	14,252,185

Validus Holdings, Ltd.(S)	2,165,590	72,568,921

Willis Group Holdings PLC (United Kingdom)	395,000	14,741,400

XL Group PLC	1,442,811	33,357,790

		325,100,159
IT Services (0.4%)

Western Union Co. (The)	775,000	13,647,750

		13,647,750
Leisure equipment and products (1.5%)

Hasbro, Inc.(S)	1,481,000	55,552,310

		55,552,310
Life sciences tools and services (0.9%)

Thermo Fisher Scientific, Inc.	596,400	34,203,540

		34,203,540
Machinery (0.7%)

Stanley Black & Decker, Inc.	234,200	15,405,676

Timken Co.	272,900	10,959,664

		26,365,340
Media (7.1%)

Comcast Corp. Special Class A	3,200,250	105,192,218

Interpublic Group of Companies, Inc. (The)	4,290,470	45,650,601

McGraw-Hill Cos., Inc. (The)(S)	508,470	26,033,664

Time Warner, Inc.(S)	2,108,690	87,616,070

		264,492,553
Multiline retail (—%)

Kohl's Corp.(S)	14,800	772,560

		772,560
Multi-utilities (0.3%)

Ameren Corp.	323,824	10,595,521

		10,595,521
Office electronics (0.7%)

Xerox Corp.	3,702,360	27,286,393

		27,286,393
Oil, gas, and consumable fuels (15.1%)

Apache Corp.	165,400	14,183,050

Chevron Corp.	19,600	2,198,336

Ente Nazionale Idrocarburi (ENI) SpA ADR (Italy)(S)	268,500	11,843,535

Exxon Mobil Corp.	909,100	79,364,430

Hess Corp.	854,900	43,198,097

Marathon Oil Corp.	3,965,300	110,314,646

Marathon Petroleum Corp.	2,118,000	109,606,500

Noble Energy, Inc.	121,700	10,697,430

Occidental Petroleum Corp.	91,600	7,786,916

Royal Dutch Shell PLC ADR (United Kingdom)(S)	1,458,210	102,030,954

Total SA (France)	164,744	8,209,247

Valero Energy Corp.	1,908,100	59,647,206

		559,080,347
Paper and forest products (0.7%)

International Paper Co.(S)	753,110	26,027,482

		26,027,482
Personal products (0.4%)

Avon Products, Inc.(S)	938,910	14,506,160

		14,506,160
Pharmaceuticals (8.1%)

Eli Lilly & Co.	1,308,800	58,778,208

GlaxoSmithKline PLC ADR (United Kingdom)(S)	124,200	5,649,858

Johnson & Johnson(S)	1,164,870	78,547,184

Merck & Co., Inc.	1,081,800	46,571,490

Pfizer, Inc.	4,557,810	108,749,347

		298,296,087
Professional services (1.2%)

Dun & Bradstreet Corp. (The)(S)	560,060	45,336,857

		45,336,857
Real estate investment trusts (REITs) (2.1%)

American Capital Agency Corp.	234,500	8,169,980

Chimera Investment Corp.	6,307,640	16,021,406

Hatteras Financial Corp.	464,400	13,462,956

MFA Financial, Inc.	4,883,805	39,998,363

		77,652,705
Semiconductors and semiconductor equipment (0.3%)

Advanced Micro Devices, Inc.(NON)(S)	2,128,200	7,916,904

KLA-Tencor Corp.	73,200	3,755,892

		11,672,796
Software (1.3%)

CA, Inc.	137,000	3,566,110

Microsoft Corp.	757,000	23,330,740

Oracle Corp.	612,900	19,398,285

		46,295,135
Specialty retail (0.1%)

Best Buy Co., Inc.(S)	103,800	1,841,412

Staples, Inc.(S)	170,100	1,857,492

		3,698,904
Tobacco (0.4%)

Philip Morris International, Inc.	156,450	13,970,985

		13,970,985
Wireless telecommunication services (1.8%)

Vodafone Group PLC ADR (United Kingdom)(S)	2,355,300	68,115,273

		68,115,273

Total common stocks (cost $3,056,463,255)		$3,453,415,154

CONVERTIBLE PREFERRED STOCKS (4.4%)(a)
	Shares	Value

Citigroup, Inc. $7.50 cv. pfd.	814,075	$75,220,530

PPL Corp. $4.375 cv. pfd.	1,090,062	59,877,106

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	3,145,945	26,256,686

Total convertible preferred stocks (cost $172,138,851)		$161,354,322

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$18,271,000	$10,871,245

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	14,017,804

Total convertible bonds and notes (cost $28,237,919)		$24,889,049

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

Ares Capital Corp.	637,390	$11,007,725

Total investment Companies (cost $10,196,231)		$11,007,725

SHORT-TERM INVESTMENTS (10.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	357,845,665	$357,845,665

Putnam Money Market Liquidity Fund 0.13%(e)	39,719,766	39,719,766

Total short-term investments (cost $397,565,431)		$397,565,431

TOTAL INVESTMENTS

Total investments (cost $3,664,601,687)(b)		$4,048,231,681

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2011 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $3,697,076,037.
(b)	The aggregate identified cost on a tax basis is $3,669,326,669, resulting in gross unrealized appreciation and depreciation of $494,676,360 and $115,771,348, respectively, or net unrealized appreciation of $378,905,012.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $350,615,005.
The fund received cash collateral of $357,845,665, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $31,192 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $605,938,713 and $588,278,369, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$421,397,114	$—	$—
Consumer staples	249,948,571	—	—
Energy	550,871,100	8,209,247	—
Financials	802,941,431	—	—
Health care	607,816,889	—	—
Industrials	275,173,296	—	—
Information technology	213,818,810	—	—
Materials	121,743,509	—	—
Telecommunication services	92,675,665	—	—
Utilities	108,819,522	—	—
Total common stocks	3,445,205,907	8,209,247	—
Convertible bonds and notes	—	24,889,049	—
Convertible preferred stocks	—	161,354,322	—
Investment Companies	11,007,725	—	—
Short-term investments	39,719,766	357,845,665	—

Totals by level	$3,495,933,398	$552,298,283	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012